Related Parties - Summary Of Key Management Personnel Compensation Of Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 15,122	€ 16,193
Supervisory Board [member]
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 1,022	€ 1,088